Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Research and development grants received	$ 272,237
Warrant [Member]
Issuance of warrants to purchase ordinary shares	600,000	4,518,406	3,106,000